Long-term Debt	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt

Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at March 31, 2016 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Revolving Conduit Facilities	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.41% - 6.94%	1.92% - 2.77%	5.25% - 8.25%	6.00%

Second quarter 2016	$—	$—	$—	$—	$—
Third quarter 2016	—	—	375	—	375
Fourth quarter 2016	—	—	—	—	—
First quarter 2017	—	—	—	—	—
Remainder of 2017	—	—	1,890	—	1,890
2018	—	—	—	—	—
2019	—	—	1,400	—	1,400
2020	—	—	300	—	300
2021-2067	—	—	1,750	350	2,100
Securitizations (b)	7,876	—	—	—	7,876
Revolving conduit facilities (b)	—	1,347	—	—	1,347
Total principal maturities	$7,876	$1,347	$5,715	$350	$15,288

Total carrying amount (c)	$7,864	$1,347	$5,487	$172	$14,870
Debt issuance costs (d)	$(17)	$—	$(12)	$—	$(29)

(a)	The interest rates shown are the range of contractual rates in effect at March 31, 2016.

(b)
Securitizations and borrowings under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. See Note 10 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)
The carrying amount of our long-term debt associated with certain securitizations that were either (i) issued at a premium or discount or (ii) revalued at a premium or discount based on its fair value at the time of the OneMain Acquisition or the Fortress Acquisition or (iii) recorded at fair value on a recurring basis in circumstances when the embedded derivative within the securitization structure cannot be separately accounted for at fair value.

(d)
Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which are reported in other assets and are excluded from the table above.

GUARANTY AGREEMENTS

SFC Indentures

5.25% SFC Notes. On December 3, 2014, OMH entered into an Indenture and First Supplemental Indenture pursuant to which it agreed to fully and unconditionally guarantee, on a senior basis, the payments of principal, premium (if any) and interest on $700 million of 5.25% Senior Notes due 2019 issued by SFC (the “5.25% SFC Notes”). As of March 31, 2016, $700 million aggregate principal amount of the 5.25% SFC Notes were outstanding.

SFC Notes. On December 30, 2013, OMH entered into Guaranty Agreements whereby it agreed to fully and unconditionally guarantee the payments of principal, premium (if any), and interest on approximately $5.2 billion aggregate principal amount of senior notes on a senior basis and $350 million aggregate principal amount of a junior subordinated debenture on a junior subordinated basis issued by SFC (collectively, the “SFC Notes”). The SFC Notes consisted of the following: 8.25% Senior Notes due 2023; 7.75% Senior Notes due 2021; 6.00% Senior Notes due 2020; a 60-year junior subordinated debenture; and all senior notes outstanding on December 30, 2013, issued pursuant to the Indenture dated as of May 1, 1999 (the “1999 Indenture”), between SFC and Wilmington Trust, National Association (the successor trustee to Citibank N.A.). The 60-year junior subordinated debenture underlies the trust preferred securities sold by a trust sponsored by SFC. On December 30, 2013, OMH entered into a Trust Guaranty Agreement whereby it agreed to fully and unconditionally guarantee the related payment obligations under the trust preferred securities. As of March 31, 2016, approximately $4.2 billion aggregate principal amount of the SFC Notes, including $2.3 billion aggregate principal amount of senior notes under the 1999 Indenture, and $350 million aggregate principal amount of a junior subordinated debenture were outstanding.

The OMH guarantees of SFC’s long-term debt discussed above are subject to customary release provisions.

OMFH Indenture

OMFH Notes. On December 11, 2014, OMFH and certain of its subsidiaries entered into an indenture (the “OMFH Indenture”), among OMFH, the guarantors listed therein and The Bank of New York Mellon, as trustee, in connection with OMFH’s issuance of $700 million aggregate principal amount of 6.75% Senior Notes due 2019 and $800 million in aggregate principal amount of 7.25% Senior Notes due 2021 (collectively, the “OMFH Notes”). The OMFH Notes are OMFH’s unsecured senior obligations, guaranteed on a senior unsecured basis by each of its wholly owned domestic subsidiaries other than certain subsidiaries, including its insurance subsidiaries and securitization subsidiaries. As of March 31, 2016, $1.5 billion aggregate principal amount of the OMFH Notes were outstanding.